Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders’ Equity (Deficit)	Shareholders’ Equity (Deficit)
As a result of the Business Combination, the Company has retroactively restated the share numbers prior to April 5, 2022 to give effect to the Exchange Ratio.

	Series A Preferred Shares(1)		Common Shares(1)		Common Shares Held In Treasury(2)	Class A Ordinary Shares(3)		Class C Ordinary Shares(3)		Total Number of Shares
	Authorized	Issued	Authorized	Issued	Issued	Authorized	Issued	Authorized	Issued	Authorized	Issued and Outstanding
Balance - January 1, 2022	22,880,908	22,880,908	13,119,092	12,161,331	(1,942,837)	—	—	—	—	36,000,000	33,099,402
Share-based payment under the equity incentive plan ESPP	—	—	—	—	1,177,354	—	—	—		—	1,177,354
Issuance of Class A Ordinary Shares upon Business Combination	—	—	—	—	—	500,000,000	18,424,355	100,000,000	—	600,000,000	18,424,355
Conversion of MoonLake AG shares into Class A Ordinary Shares and Class C Ordinary Shares following the Business Combination	(22,880,908)	(22,880,908)	(13,119,092)	(12,161,331)	765,483	—	18,501,284	—	15,775,472	(36,000,000)	—
Conversion of Class C Ordinary Shares into Class A Ordinary Shares	—	—	—	—	—	—	2,051,961	—	(2,051,961)	—	—
Balance - December 31, 2022	—	—	—	—	—	500,000,000	38,977,600	100,000,000	13,723,511	600,000,000	52,701,111
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(1)Fully paid-in registered shares with a par value of CHF 0.10
(2)Registered shares with a par value of CHF 0.10 held in treasury
(3)Fully paid-in registered shares with a par value of $0.0001
As of December 31, 2022, the Company had the following classes of shares:
Class A Ordinary Shares
On April 6, 2022, the Company's Class A Ordinary Shares began trading on Nasdaq under the symbol “MLTX”. As of December 31, 2022, there were 38,977,600 Class A Ordinary Shares issued or outstanding. The Company is authorized to issue up to 500,000,000 Class A Ordinary Shares, par value $0.0001 per share. Holders of Class A Ordinary Shares are entitled to one vote for each share.
Class C Ordinary Shares
On the Closing Date, the Company issued 15,775,472 Class C Ordinary Shares to the ML Parties (other than the BVF Shareholders) in an amount equivalent to the ML Parties' (other than the BVF Shareholders) 468,968 MoonLake AG Common Shares multiplied by the Exchange Ratio. As of December 31, 2022, there were 13,723,511 Class C Ordinary Shares issued and outstanding. The Company is authorized to issue up to 100,000,000 Class C Ordinary Shares, with a par value $0.0001 per share. Each Class C Ordinary Share entitles the holders thereof to one vote per share, but carries no economic rights.
At the Closing, MoonLake, MoonLake AG and each ML Party entered into a Restated and Amended Shareholders' Agreement (the “A&R Shareholders' Agreement”). With the intent to approximate the rights, obligations and restrictions that an ML Party would enjoy if it were a holder of Class A Ordinary Shares, the A&R Shareholders’ Agreement (i) imposes certain transfer and other restrictions on the ML Parties, (ii) provides for the waiver of certain statutory rights and (iii) establishes certain mechanics whereby MoonLake and each of the ML
Parties are able to effect the conversion of MoonLake AG Common Shares and Class C Ordinary Shares into a number of Class A Ordinary Shares equal to the Exchange Ratio. On October 6, 2022, pursuant to the A&R Shareholders’ Agreement, a ML Party submitted an exchange notice to the Company, pursuant to which such ML Party effected the conversion of 61,000 MoonLake AG Common Shares and 2,051,961 Class C Ordinary Shares into 2,051,961 Class A Ordinary Shares using the Exchange Ratio. The foregoing description of the A&R Shareholders’ Agreement is not complete and is qualified in its entirety by reference to the full text of the A&R Shareholders’ Agreement.